TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of taxes on income [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income
As described in Note 2, paragraph 1, the Company has not recognized any deferred tax assets in the financial statements, as it does not expect to generate taxable income in the foreseeable future. The reported tax on the Company’s income before taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

	Year ended December 31,
	2017		2018		2019
		USD in		USD in		USD in
		thousands		thousands		thousands
Loss before taxes	24.0%	(24,352)	23.0%	(22,962)	23.0%	(25,446)

Theoretical tax benefit		(5,962)		(5,281)		(5,853)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		30		(401)		(1,054)
Share-based compensation		369		581		405
Other		21		10		10
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		5,542		5,091		6,492
Taxes on income for the reported year		-		-		-